UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/08

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
10/08/2008

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 53

Form 13F Information Table Value Total (x$1000):  $111,234

List of Other Included Managers:    None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE

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

		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
aurora oil & gas corp		COM    052036100     477   3673000    SH	Sole		3673000
barrick gold corp		COM    067901108     604     16430    SH	Sole		  16430
basic energy svcs inc new	COM    06985P100    1478     69400    SH	Sole		  69400
brigham exploration co		COM    109178103    2413    219600    SH	Sole		 219600
c&d technologies inc		COM    124661109    2550    448910    SH	Sole		 448910
carbo ceramics inc		COM    140781105    3550     68790    SH	Sole		  68790
cardiac science corp		COM    14141A108    3108    300040    SH	Sole		 300040
carrizo oil & co inc		COM    144577103    2370     65350    SH	Sole		  65350
ce franklin ltd			COM    125151100    5619    844958    SH	Sole		 844958
complete production services	COM    20453E109    2429    120650    SH	Sole		 120650
comstock res inc		COM    205768203    3633     72580    SH	Sole		  72580
conexant systems inc		COM    207142308    1774    442440    SH	Sole		 442440
curtiss wright corp		COM    231561101    1508     33170    SH	Sole		  33170
denison mines corp		COM    248356107     539    181520    SH	Sole		 181520
diedrich coffee inc warrants 	COM    253675110       0    208331    SH	Sole		 208331
electroglas inc			COM    285324109    2175   1907744    SH	Sole		1907744
energy fuels inc		COM    292671104    1059   2373860    SH	Sole		2373860
energy xxi (bermuda) ltd	COM    G10082108    1604    527771    SH	Sole		 527771
energy xxi acq cp b regs bermu	COM    G10082124     487    150000    SH	Sole		 150000
evergreen energy inc		COM    30024B104    2016   2036047    SH	Sole		2036047
evergreen energy inc-warrants	COM    30024B104       0   5556290    SH	Sole		5556290
exco resources inc		COM    269279402    3419    209520    SH	Sole		 209520
goldcorp inc			COM    380956409     576     18200    SH	Sole		  18200
goodrich pete corp		COM    382410405    3503     80370    SH	Sole		  80370
gse sys inc			COM    36227K106    3786    540800    SH	Sole		 540800
gse systems inc wts		COM    36227K106      82     81667    SH	Sole		  81667
hercules offshore inc		COM    427093109    3609    238035    SH	Sole		 238035
hornbeck offshore svcs inc new	COM    440543106    1284     33250    SH	Sole		  33250
kinross gold corp		COM    496902404     585     36280    SH	Sole		  36280
kodiak oil & gas corp		COM    50015Q100    3000   2000320    SH	Sole		2000320
lufkin industries inc		COM    549764108    3881     48910    SH	Sole		  48910
national oilwell varco inc	COM    637071101    2956     58840    SH	Sole		  58840
newmont mining corp		COM    651639106     503     12980    SH	Sole		  12980
paladin res nl			COM    Q7264T104     617    199160    SH	Sole		 199160
patterson uti energy inc	COM    703481101    4164    207990    SH	Sole		 207990
petrohawk energy corp		COM    716495106    3120    144240    SH	Sole		 144240
plains expl& prodtn co		COM    726505100    3302     93900    SH	Sole		  93900
polypore intl inc		COM    73179V103    3117    144890    SH	Sole		 144890
precision drilling corp		COM    740215108    2430    146650    SH	Sole		 146650
revlon inc			COM    761525609    3815    256925    SH	Sole		 256925
superior well svcs inc		COM    86837X105    2969    117300    SH	Sole		 117300
supportsoft inc			COM    868587106    4052   1350790    SH	Sole		1350790
tesco corp			COM    88157K101    2451    117030    SH	Sole		 117030
transocean inc			COM    G90073100    1523     13868    SH	Sole		  13868
treasur island rty tr unit	COM    894626209     505   1202472    SH	Sole		1202472
uex corp			COM    902666106    1376    970170    SH	Sole		 970170
union drilling inc		COM    90653P105    3352    316506    SH	Sole		 316506
ur energy inc			COM    91688R108    1139   1808680    SH	Sole		1808680
uranium energy corp com		COM    916896103    1335   1405450    SH	Sole		1405450
vnus medical technologies	COM    928566108    2538    121240    SH	Sole		 121240
weatherford international ltd	COM    G95089101     278     11070    SH	Sole		  11070
westport innovations inc	COM    960908101    2099    229656    SH	Sole		 229656
yamana gold inc			COM    98462Y100     476     57100    SH	Sole		  57100

REPORT SUMMARY 			53   DATA RECORD  111234   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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